Directors', supervisors' and senior management's emoluments	12 Months Ended
Dec. 31, 2017
Directors', supervisors' and senior management's emoluments [abstract]
Directors', supervisors' and senior management's emoluments
38	Directors', supervisors' and senior management's emoluments

(a)	Pre-tax benefits and social insurance of directors and supervisors

The remuneration of every director and supervisor of the Company for the year ended 31 December 2017 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming[1]	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Fan Xiaxia[2]	-	-	-	-	-
Mr. Li Shiqi[3]	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang[4]	-	-	-	-	-
Mr. Mi Dabin	24	-	-	-	24
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng[3]	24	-	-	-	24
Ms. Li Song[3]	24	-	-	-	24
Mr. Cheng Heng[4]	-	-	-	-	-
Mr. Lin Chong[4]	-	-	-	-	-
Mr. Li Zhensheng[3]	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin[3]	37	-	-	-	37
Mr. Xia Qing[3]	37	-	-	-	37
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen[4]	37	-	-	-	37
Mr. Xu Haifeng[4]	37	-	-	-	37
Mr. Zhang Xianzhi[4]	37	-	-	-	37

Sub-total	442	-	-	-	442

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	24	-	-	-	24
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	24	-	-	-	24
Ms. Zhang Xiaojun	-	137	466	124	727
Mr. Zhu Daqing	-	135	464	123	722

Sub-total	48	272	930	247	1,497

Total	490	272	930	247	1,939

The remuneration of every director and supervisor of the Company for the year ended 31 December 2016 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Fan Xiaxia	-	327	396	122	845
Mr. Mi Dabin	48	-	-	-	48
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	48	-	-	-	48
Ms. Li Song	48	-	-	-	48
Mr. Li Zhensheng	74	-	-	-	74
Mr. Zhang Shouwen	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	74	-	-	-	74
Mr. Xia Qing	74	-	-	-	74
Mr. Xu Mengzhou	37	-	-	-	37

Sub-total	514	327	396	122	1,359

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	48	-	-	-	48
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	48	-	-	-	48
Mr. Wang Zhaobin	-	51	-	-	51
Ms. Zhang Ling	-	69	-	-	69
Ms. Zhang Xiaojun	-	92	314	89	495
Mr. Zhu Daqing	-	90	313	88	491

Sub-total	96	302	627	177	1,202

Total	610	629	1,023	299	2,561

The remuneration of every director and supervisor of the Company for the year ended 31 December 2015 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	143	663	123	929
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Fan Xiaxia	-	356	494	131	981
Mr. Mi Dabin	65	-	-	-	65
Mr. Guo Hongbo	12	-	-	-	12
Mr. Zhu Yousheng	24	-	-	-	24
Mr. Xu Zujian	24	-	-	-	24
Ms. Li Song	65	-	-	-	65
Mr. Li Zhensheng	74	-	-	-	74
Mr. Qi Yudong	6	-	-	-	6
Mr. Zhang Shouwen	74	-	-	-	74
Mr. Yue Heng	100	-	-	-	100
Ms. Zhang Lizi	30	-	-	-	30
Mr. Geng Jianxin	37	-	-	-	37
Mr. Xia Qing	37	-	-	-	37

Sub-total	548	499	1,157	254	2,458

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	65	-	-	-	65
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	49	-	-	-	49
Mr. Wang Zhaobin	-	298	385	103	786
Ms. Zhang Ling	-	133	263	53	449

Sub-total	114	431	648	156	1,349

Total	662	930	1,805	410	3,807

1 Resigned on 9 October 2017.
2 Resigned on 28 February 2018
3 Resigned on 13 June 2017.
4 Appointed on 13 June 2017.

During the year, no option was granted to the directors or the supervisors (2016: nil).

During the year, no emolument was paid to the directors or the supervisors (including the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2016: nil).

No director or supervisor had waived or agreed to waive any emoluments during the years 2017 and 2016.

(b)	Five highest paid individuals

The five individuals whose emoluments were the highest in the Company and its subsidiaries for the year include no director (2016: one director) whose emoluments are reflected in the analysis presented above. The emoluments payable to the all five (2016: remaining four) individuals during the year (within the range of nil to RMB0.79 million) are as follows:

	As at 31 December
	2017	2016	2015

Basic salaries	1,524	1,213	910
Performance salaries	1,800	1,440	1,260
Pension	648	502	365

	3,972	3,155	2,535